Stockholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 18, 2014	Apr. 22, 2014	Mar. 06, 2013	Mar. 01, 2013	Jan. 24, 2014	Aug. 13, 2013	Jul. 10, 2014
Class of Stock [Line Items]
Preferred stock, par value, per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Fair value of Series A-1 Preferred Stock dividends	$ 4,130,000	$ 8,610,000
Common stock, shares authorized	100,000,000	100,000,000							100,000,000
Common stock shares issued price	1,886,000	15,651,000
Commissions and other offering expenses related to stock issuance	114,000	727,000
Proceeds from issues of share	1,886,000	15,651,000
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Stock reserved during period, value			10,800,000	20,000,000
Common stock shares issued price			2,000,000
Stock issued during period, per share price			$ 4.00
Stock issued as a commitment fee, shares			100,000
Common stock issued under securities purchase agreement, per shares			$ 4.00
Stock issued during period, net Proceeds			1,900,000
Commissions and other offering expenses related to stock issuance			100,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued price		1,000
Commissions and other offering expenses related to stock issuance	114,000	727,000
Common stock, issued		1,666,666
Common stock issued under securities purchase agreement	700,000	3,765,230			3,765,230
Proceeds from issues of share					15,700,000
Commissions and other costs					700,000
Number of common stock issued upon conversion of preferred stock	9,463,712	1,056,684
OPKO Health, Inc.[Member]
Class of Stock [Line Items]
Common stock issued under securities purchase agreement, per shares					$ 4.35
Common stock, issued	1,666,666					1,666,666
Series A-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value, per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000					5,000
Preferred stock, dividend rate per share	7.00%
Preferred stock, face amount	$ 1,000
Fair value of Series A-1 Preferred Stock dividends	1,731,000	412,000
Percentage of affiliates owning shares	9.999%
Preferred Stock convertible to common stock	2,437.57
Shares of Series A Preferred Stock exchanged for Series A-1 Preferred Stock	3,000	2,000					3,000	2,000
Capital distribution	$ 0
Number of common stock issued upon conversion of preferred stock	(3,716)